Compensation Employee Long Term Incentive Plan (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	4,400
Share-based compensation, non-option, expected to vest, number	2,300
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested at December 31, 2016, Weighted Average Grant Date Fair Value	$ 11.00	$ 10.60	$ 10.20
Granted, Weighted Average Grant Date Fair Value	10.94	11.05	11.00
Vested, Weighted Average Grant Date Fair Value	10.71	10.36	10.20
Forfeitured, Weighted Average Grant Date Fair Value	11.00	10.77	10.38
Nonvested at December 31, 2019, Weighted Average Grant Date Fair Value	$ 11.02	$ 11.00	$ 10.60
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share-based Payment Arrangement, Expensed and Capitalized, Amount	$ 6.3	$ 10.1	$ 10.4
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 11.8
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 5.0
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at December 31	979	808	18
Granted	437	470	811
Vested	(304)	(196)	(5)
Forfeited	(70)	(103)	(16)
Nonvested at December 31	1,042	979	808
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at December 31	2,484	199	0
Granted	259	2,293	199
Vested	0	0	0
Forfeited	(25)	(8)	0
Nonvested at December 31	2,718	2,484	199
Phantom Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at December 31	182	998	2,446
Granted	0	0	0
Vested	(176)	(769)	(1,394)
Forfeited	(6)	(47)	(54)
Nonvested at December 31	0	182	998